BANK FINANCIAL ASSETS AND LIABILITIES - Structure and amounts of customer accounts and (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	₽ 249,696	₽ 192,177
Legal entities - Current/settlement accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	40,276	13,311
Legal entities - Term deposits
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	67,469	63,003
Individuals - Current/settlement accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	30,767	20,654
Individuals - Term deposits
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	₽ 111,184	₽ 95,209